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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2009 (Unaudited)

			Bank Loan
			Ratings†
			(Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Senior Loans*: 134.3%
Aerospace & Defense: 2.1%
		Avio Group	NR	NR
	$553,772	Term Loan, 3.743%, maturing December 13, 2014			$383,487
EUR	705,000	Term Loan, 3.066%, maturing December 15, 2014			685,556
	$590,346	Term Loan, 4.288%, maturing December 13, 2015			408,814
EUR	705,000	Term Loan, 3.691%, maturing December 14, 2015			688,379
		Delta Airlines, Inc.	Ba2	BB-
	$1,470,000	Term Loan, 2.414%, maturing April 30, 2012			1,257,463
		Delta Airlines, Inc.	B2	B
	5,428,523	Term Loan, 3.664%, maturing April 30, 2014			3,514,969
		McKechnie Aerospace DE, Inc.	B1	B+
	958,987	Term Loan, 2.320%, maturing May 11, 2014			799,555
		Transdigm, Inc.	Ba3	BB-
	3,000,000	Term Loan, 3.227%, maturing June 23, 2013			2,795,001
		United Airlines, Inc.	B3	B+
	4,104,572	Term Loan, 2.375%, maturing February 01, 2014			2,498,658
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750	Term Loan, 2.570%, maturing September 29, 2013			1,204,928
					14,236,810
	Automobile: 2.1%
		Dollar Thrifty Automotive Group, Inc.	Caa3	CCC-
	474,375	Term Loan, 2.819%, maturing June 15, 2014			237,187
		Ford Motor Company	Caa1	CCC+
	9,632,178	Term Loan, 3.613%, maturing December 16, 2013			6,887,007
		KAR Holdings, Inc.	Ba3	B+
	3,307,011	Term Loan, 3.051%, maturing October 18, 2013			2,860,565
		Oshkosh Truck Corporation	B2	B+
	3,671,207	Term Loan, 7.243%, maturing December 06, 2013			3,168,920
		TRW Automotive, Inc.	B1	BB
	1,333,333	Term Loan, 1.938%, maturing February 09, 2014			1,175,556
					14,329,235
Beverage, Food & Tobacco: 3.6%
		ARAMARK Corporation	Ba3	BB
	1,932,500	Term Loan, 3.095%, maturing January 26, 2014			1,681,275

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco: (continued)
	$11,180,905	Term Loan, 3.095%, maturing January 27, 2014			$10,219,347
	1,089,534	Term Loan, 4.063%, maturing January 27, 2014			995,834
		Pinnacle Foods Holding Corporation	B2	B
	5,600,250	Term Loan, 3.161%, maturing April 02, 2014			4,781,213
		Sturm Foods, Inc.	B2	B-
	2,940,000	Term Loan, 3.625%, maturing January 31, 2014			2,499,000
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 4.166%, maturing December 15, 2014			2,042,360
		Van Houtte, Inc.	Ba3	BB-
	$648,450	Term Loan, 3.720%, maturing July 19, 2014			596,574
	88,425	Term Loan, 3.720%, maturing July 19, 2014			81,351
		Wm. Wrigley Jr. Company	Baa3	BBB
	1,481,250	Term Loan, 6.500%, maturing October 06, 2014			1,486,338
					24,383,292
Buildings & Real Estate: 1.4%
		Capital Automotive, L.P.	Ba1	B
	1,876,708	Term Loan, 2.170%, maturing December 15, 2010			1,354,358
		Contech Construction Products, Inc.	B1	B
	1,651,129	Term Loan, 2.390%, maturing January 31, 2013			1,166,110
		Custom Building Products, Inc.	Ba3	BB-
	2,960,975	Term Loan, 8.000%, maturing October 29, 2011			2,524,231
		John Maneely Company	B2	B
	4,031,721	Term Loan, 4.064%, maturing December 09, 2013			3,200,178
		KCPC Acquisition, Inc.	Ba2	B-
	522,257	Term Loan, 2.563%, maturing May 22, 2014			365,580
	189,655	Term Loan, 2.810%, maturing May 22, 2014			132,758
		Tishman Speyer	NR	CCC
	1,500,000	Term Loan, 2.070%, maturing December 27, 2012			540,000
					9,283,215

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport: 1.5%
			Baker Tanks, Inc.	B1	B
$1,960,000			Term Loan, 2.588%, maturing May 08, 2014			$1,572,900
			Dockwise Transport, N.V.	NR	NR
1,084,197			Term Loan, 3.220%, maturing January 11, 2015			702,017
866,510			Term Loan, 3.220%, maturing January 11, 2015			561,065
1,084,197			Term Loan, 4.095%, maturing January 11, 2016			702,017
866,510			Term Loan, 4.095%, maturing January 11, 2016			561,065
560,000			Term Loan, 5.720%, maturing July 11, 2016			191,334
500,000			Term Loan, 5.720%, maturing July 11, 2016			170,834
		(2)	Gainey Corporation	NR	NR
749,586		(3)	Term Loan, 6.344%, maturing April 20, 2012			88,076
			Inmar, Inc.	B1	B
510,971			Term Loan, 2.570%, maturing April 30, 2013			457,319
			Railamerica Transportation Corporation	NR	NR
194,560			Term Loan, 5.200%, maturing August 14, 2009			187,750
3,005,440			Term Loan, 5.200%, maturing August 14, 2009			2,900,250
			TNT Logistics	B1	B
1,882,275			Term Loan, 3.319%, maturing November 04, 2013			1,068,191
723,070			Term Loan, 4.220%, maturing November 04, 2013			402,509
		(2)	US Shipping Partners, L.P.	NR	NR
1,767,632		(3)	Term Loan, 12.000%, maturing March 21, 2012			870,559
						10,435,886
Cellular: 0.9%
			Cricket Communications, Inc.	Ba2	B+
5,835,000			Term Loan, 5.750%, maturing June 16, 2013			5,892,947
						5,892,947
Chemicals, Plastics & Rubber: 7.1%
			AZ Chem US, Inc.	B1	BB-
EUR	707,090		Term Loan, 3.775%, maturing February 26, 2013			849,490
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 4.555%, maturing March 26, 2015			335,110
EUR	804,394		Term Loan, 5.055%, maturing March 26, 2016			335,110

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Brenntag Holding GmbH & Co. KG	B1	B+
$1,158,699		Term Loan, 2.367%, maturing January 20, 2014			$1,002,275
3,603,005		Term Loan, 3.134%, maturing January 20, 2014			3,116,599
		Celanese	Ba2	BB+
3,200,000		Term Loan, 1.911%, maturing April 02, 2014			2,917,456
		Cristal Inorganic Chemicals, Inc.	B1	B
2,601,442		Term Loan, 3.470%, maturing May 15, 2014			1,729,959
		Hexion Specialty Chemicals, Inc.	B1	B-
1,164,000		Term Loan, 2.350%, maturing May 05, 2013			670,593
2,437,500		Term Loan, 3.312%, maturing May 05, 2013			1,404,271
6,120,918		Term Loan, 3.500%, maturing May 05, 2013			3,526,328
1,328,284		Term Loan, 3.500%, maturing May 05, 2013			765,239
982,500		Term Loan, 3.500%, maturing May 06, 2013			584,588
		Ineos US Finance, LLC	Caa1	CCC+
1,723,353		Term Loan, 7.001%, maturing December 17, 2012			1,137,413
2,714,710		Term Loan, 7.501%, maturing December 16, 2013			1,757,775
2,713,966		Term Loan, 8.001%, maturing December 16, 2014			1,757,293
		ISP Chemco, Inc.	Ba3	BB-
3,438,750		Term Loan, 2.125%, maturing June 04, 2014			3,131,412
		JohnsonDiversey, Inc.	Ba2	BB-
495,950		Term Loan, 3.016%, maturing December 16, 2010			468,673
2,522,944		Term Loan, 2.688%, maturing December 16, 2011			2,384,182
		Kraton Polymers, LLC	B1	B
1,989,744		Term Loan, 3.250%, maturing May 13, 2013			1,437,590
	(2)	Lyondell Chemical Company	Ba1	NR
2,189,639		Term Loan, 8.668%, maturing December 15, 2009			2,252,318
	(2)	Lyondell Chemical Company	Ba3	NR
5,282,336	(5)	Term Loan, 5.940%, maturing December 15, 2009			4,256,680
	(2)	Lyondell Chemical Company	Caa2	C
833,935	(5)	Revolver, 5.750%, maturing December 20, 2013			366,931
222,747	(5)	Revolver, 5.750%, maturing December 20, 2013			99,122
525,398	(5)	Term Loan, 5.750%, maturing December 20, 2013			231,175
1,588,881	(5)	Term Loan, 5.750%, maturing December 20, 2013			699,108
638,439	(5)	Term Loan, 6.000%, maturing December 20, 2013			264,952

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
$638,439		(5)	Term Loan, 6.000%, maturing December 20, 2013			$264,952
638,439		(5)	Term Loan, 6.000%, maturing December 20, 2013			264,952
2,770,367		(5)	Term Loan, 7.000%, maturing December 20, 2013			1,218,961
2,770,367		(5)	Term Loan, 7.000%, maturing December 20, 2013			1,218,961
2,770,367		(5)	Term Loan, 7.000%, maturing December 20, 2013			1,218,961
			MacDermid, Inc.	B2	B+
EUR	729,117		Term Loan, 3.179%, maturing April 11, 2014			535,878
$1,599,272			Term Loan, 2.319%, maturing April 12, 2014			1,107,496
		(2)	Northeast Biofuels, LLC	NR	D
115,095		(3)	Term Loan, 10.750%, maturing June 28, 2013			17,264
			Polypore, Inc.	Ba2	BB-
3,275,000			Term Loan, 2.590%, maturing July 03, 2014			2,857,437
			Rockwood Specialties Group, Inc.	Ba2	BB
1,809,564			Term Loan, 2.069%, maturing July 30, 2012			1,700,990
						47,887,494
Containers, Packaging & Glass: 3.5%
			Berry Plastics Corporation	B1	B+
2,841,346			Term Loan, 2.382%, maturing April 03, 2015			2,284,916
			Graham Packaging Company	B1	B+
9,827,682			Term Loan, 2.688%, maturing October 07, 2011			9,315,237
			Graphic Packaging International, Inc.	Ba3	BB-
3,790,864			Term Loan, 3.042%, maturing May 16, 2014			3,514,249
			Mauser AG	NR	NR
842,699			Term Loan, 2.695%, maturing June 13, 2015			419,594
EUR	625,000		Term Loan, 3.317%, maturing June 15, 2015			439,847
$842,699			Term Loan, 2.945%, maturing June 13, 2016			419,594
EUR	625,000		Term Loan, 3.567%, maturing June 13, 2016			439,847
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 2.345%, maturing June 14, 2013			827,780
			Pro Mach, Inc.	B1	B
$2,334,825			Term Loan, 2.570%, maturing December 14, 2011			2,101,343
		(2)	Smurfit-Stone Container Corporation	NR	D
200,000		(5)	Revolver, 3.169%, maturing November 01, 2009			169,000
603,062		(5)	Revolver, 2.932%, maturing November 02, 2009			509,587
121,035		(5)	Term Loan, 4.500%, maturing November 01, 2010			99,854
259,619		(5)	Term Loan, 2.653%, maturing November 01, 2011			217,755

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass: (continued)
$137,741		(5)	Term Loan, 2.690%, maturing November 01, 2011			$113,636
	78,494	(5)	Term Loan, 2.690%, maturing November 01, 2011			65,837
			Tegrant Holding Company	Caa3	CC
	500,000		Term Loan, 6.720%, maturing March 08, 2015			112,500
			Xerium Technologies, Inc.	Caa1	B-
	4,161,911		Term Loan, 6.720%, maturing May 18, 2012			2,434,718
						23,485,294
Data and Internet Services: 6.3%
			Activant Solutions, Inc.	B1	B+
	891,915		Term Loan, 2.794%, maturing May 02, 2013			671,909
			Amadeus IT Group, S.A.	NR	NR
EUR	768,581		Term Loan, 2.932%, maturing July 01, 2013			825,597
EUR	768,581		Term Loan, 3.432%, maturing July 01, 2014			825,597
			Audatex	Ba3	BB-
$1,077,038			Term Loan, 3.125%, maturing May 16, 2014			1,031,264
			Carlson Wagonlit Holdings, B.V.	B2	B-
	2,632,692		Term Loan, 3.289%, maturing August 03, 2012			1,632,269
			First Data Corporation	B1	B+
	2,432,071		Term Loan, 3.059%, maturing September 24, 2014			1,793,805
	2,241,187		Term Loan, 3.059%, maturing September 24, 2014			1,653,016
	1,675,833		Term Loan, 3.059%, maturing September 24, 2014			1,237,235
			L-1 Identity Solutions Operating Company	Ba3	BB+
	487,500		Term Loan, 6.750%, maturing August 05, 2013			484,250
			Mitchell International, Inc.	Caa1	CCC+
	250,000		Term Loan, 6.500%, maturing March 30, 2015			136,250
			Orbitz Worldwide, Inc.	B2	BB-
	6,372,651	(5)	Term Loan, 3.836%, maturing July 25, 2014			4,062,565
			Reynolds & Reynolds Company	Ba2	BB
	7,212,124		Term Loan, 2.319%, maturing October 26, 2012			5,291,896
			Sabre, Inc.	B1	B
	11,958,689		Term Loan, 3.038%, maturing September 30, 2014			8,336,916
			Sitel, LLC	B3	B+
	2,261,385		Term Loan, 6.391%, maturing January 30, 2014			1,594,277
			Sungard Data Systems, Inc.	Ba3	BB
	7,042,752		Term Loan, 2.477%, maturing February 28, 2014			6,435,314

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services: (continued)
$1,490,006			Term Loan, 6.750%, maturing February 28, 2014			$1,474,042
			Transaction Network Services, Inc.	B1	BB
	2,047,018		Term Loan, 9.500%, maturing March 28, 2014			2,000,961
	750,000		Term Loan, 9.500%, maturing March 28, 2014			733,125
			Travelport, Inc.	Ba2	BB-
	982,500		Term Loan, 2.819%, maturing August 23, 2013			730,910
	1,445,156		Term Loan, 3.146%, maturing August 23, 2013			1,068,062
	289,971		Term Loan, 3.720%, maturing August 23, 2013			214,307
						42,233,567
Diversified / Conglomerate Manufacturing: 2.9%
			BOC Edwards	B3	B
	3,193,125		Term Loan, 2.428%, maturing May 31, 2014			2,017,656
			Brand Services, Inc.	B1	B
	2,814,817		Term Loan, 3.493%, maturing February 07, 2014			2,251,854
	1,231,250		Term Loan, 4.492%, maturing February 07, 2014			1,003,469
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 6.463%, maturing February 07, 2015			724,000
			Dresser, Inc.	B2	B+
	4,852,885		Term Loan, 3.104%, maturing May 04, 2014			4,241,076
			EPD, Inc.	B2	B+
	432,031		Term Loan, 2.890%, maturing July 31, 2014			267,139
	3,016,563		Term Loan, 2.890%, maturing July 31, 2014			1,865,240
		(2)	Ferretti, S.P.A	NR	NR
EUR	577,667	(3)	Term Loan, 3.435%, maturing January 23, 2015			192,018
EUR	577,667	(3)	Term Loan, 3.935%, maturing January 25, 2016			192,018
			Mueller Group, Inc.	B1	BB-
$1,730,294			Term Loan, 2.628%, maturing May 24, 2014			1,469,308
			Rexnord Corporation / RBS Global, Inc.	B1	BB-
	958,678		Term Loan, 2.375%, maturing July 19, 2013			766,542
			Sensata Technologies	B3	B
	4,084,500		Term Loan, 2.803%, maturing April 26, 2013			2,913,609
			Sensus Metering Systems, Inc.	Ba2	BB
	1,382,609		Term Loan, 2.651%, maturing December 17, 2010			1,278,913
			Textron Fastening Systems	B2	CCC+
	487,500		Term Loan, 4.720%, maturing August 11, 2013			225,469
						19,408,311

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service: 3.1%
	Affinion Group	Ba2	BB
$3,899,193	Term Loan, 2.428%, maturing October 17, 2012			$3,614,065
	AlixPartners, LLP	B1	BB-
2,578,769	Term Loan, 2.446%, maturing October 12, 2013			2,449,831
	Brickman Group	Ba3	BB-
1,935,941	Term Loan, 2.319%, maturing January 23, 2014			1,689,109
	Brock Holdings, Inc.	Caa1	B
1,470,000	Term Loan, 3.229%, maturing February 26, 2014			1,073,100
	Catalina Marketing Corporation	Ba3	BB-
1,473,750	Term Loan, 3.395%, maturing October 01, 2014			1,353,087
	Coach America Holdings, Inc.	B2	B
2,105,351	Term Loan, 3.070%, maturing April 18, 2014			1,407,075
442,989	Term Loan, 3.870%, maturing April 20, 2014			296,064
	Intergraph Corporation	Ba3	BB-
1,884,107	Term Loan, 2.664%, maturing May 29, 2014			1,733,378
	Valleycrest Companies, LLC	B1	BB-
1,839,649	Term Loan, 3.260%, maturing March 12, 2014			1,333,746
	Vertafore, Inc.	B1	B
1,038,000	Term Loan, 3.161%, maturing January 31, 2012			960,150
	West Corporation	B1	BB-
5,342,978	Term Loan, 2.733%, maturing October 24, 2013			4,651,362
				20,560,967
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 1.7%
	Georgia Pacific Corporation	Ba2	BB+
12,002,141	Term Loan, 3.229%, maturing December 20, 2012			11,179,250
				11,179,250
Ecological: 0.1%
	Synagro Technologies, Inc.	B2	CC
884,250	Term Loan, 2.341%, maturing March 31, 2014			683,820
	Synagro Technologies, Inc.	Caa2	D
485,000	Term Loan, 5.090%, maturing October 02, 2014			226,737
				910,557
Electronics: 2.5%
	Aeroflex, Inc.	Ba3	BB-
1,000,000	Term Loan, 4.101%, maturing
	August 15, 2014			725,000
	Brocade Communications Systems, Inc.	Ba2	BB+
3,028,409	Term Loan, 7.000%, maturing
	October 07, 2013			3,000,647

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Electronics: (continued)
			Decision One	NR	NR
	$1,761,366		Term Loan, 12.000%, maturing November 30, 2013			$1,761,366
			Freescale Semiconductor, Inc.	B2	B-
5,008,996			Term Loan, 2.168%, maturing November 29, 2013			3,123,665
			Infor Global Solutions	B1	B+
491,250			Term Loan, 3.070%, maturing July 28, 2012			362,297
EUR	733,125		Term Loan, 3.929%, maturing July 28, 2012			720,158
	$615,520		Term Loan, 4.070%, maturing July 28, 2012			466,256
1,179,747			Term Loan, 4.070%, maturing July 28, 2012			893,658
			Infor Global Solutions	Caa2	CCC+
EUR	500,000		Term Loan, 7.223%, maturing March 02, 2014			219,077
			Kronos, Inc.	Ba3	B+
	$3,196,457		Term Loan, 3.470%, maturing June 11, 2014			2,565,157
			NXP, B.V.	C	CCC+
1,750,000			Floating Rate Note, 3.881%, maturing October 15, 2013			494,375
EUR	1,500,000		Floating Rate Note, 5.362%, maturing October 15, 2013			551,226
			ON Semiconductor	Baa3	BB
	$1,960,000		Term Loan, 2.069%, maturing September 03, 2013			1,636,600
						16,519,482
Finance: 1.0%
			LPL Holdings, Inc.	Ba3	B+
7,356,140			Term Loan, 2.615%, maturing June 28, 2013			6,427,428
						6,427,428
Foreign Cable, Foreign TV, Radio and Equipment: 4.0%
			Levana Holding 4 GmbH	NR	NR
EUR	728,399	(3)	Term Loan, 0.000%, maturing March 02, 2015			259,239
EUR	728,398	(3)	Term Loan, 0.000%, maturing March 02, 2016			259,239
			Numericable/YPSO France SAS	NR	NR
EUR	510,581	(5)	Term Loan, 3.686%, maturing July 28, 2016			530,416
EUR	833,053	(5)	Term Loan, 3.686%, maturing July 28, 2016			865,416
EUR	1,323,033	(5)	Term Loan, 3.686%, maturing July 28, 2016			1,374,431
EUR	463,250	(5)	Term Loan, 3.936%, maturing July 28, 2016			481,247
EUR	870,083	(5)	Term Loan, 3.936%, maturing July 28, 2016			903,885
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.503%, maturing July 02, 2014			206,657
EUR	64,583		Term Loan, 3.017%, maturing July 02, 2014			63,061
EUR	1,190,021		Term Loan, 3.625%, maturing July 02, 2014			1,161,963
EUR	801,232		Term Loan, 3.142%, maturing July 03, 2015			785,802
EUR	36,050		Term Loan, 3.142%, maturing July 03, 2015			35,355

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
			UPC Financing Partnership	Ba3	B+
	$1,944,864		Term Loan, 2.161%, maturing December 31, 2014			$1,817,232
EUR	3,078,704		Term Loan, 2.946%, maturing December 31, 2014			3,767,619
EUR	4,268,168		Term Loan, 4.696%, maturing December 31, 2016			5,293,629
	$1,055,136		Term Loan, 3.911%, maturing December 31, 2016			1,009,414
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	730,970		Term Loan, 3.809%, maturing September 03, 2012			1,069,640
GBP	371,680		Term Loan, 3.809%, maturing September 03, 2012			543,885
GBP	2,109,972		Term Loan, 3.889%, maturing September 03, 2012			3,087,553
GBP	2,540,227		Term Loan, 3.889%, maturing September 03, 2012			3,717,152
						27,232,835
Gaming: 3.9%
			Cannery Casino Resorts, LLC	B1	BB
	$611,773		Term Loan, 2.558%, maturing May 18, 2013			513,889
505,764			Term Loan, 2.657%, maturing May 18, 2013			424,842
			CCM Merger, Inc.	B3	B+
3,036,424			Term Loan, 8.500%, maturing July 13, 2012			2,326,660
			Centaur, LLC	B3	CCC
1,108,075			Term Loan, 9.250%, maturing October 30, 2014			700,857
			Fontainebleau Las Vegas, LLC	Caa2	CCC
633,333			Term Loan, 4.316%, maturing June 06, 2014			91,042
1,266,667			Term Loan, 5.277%, maturing June 06, 2014			177,333
			Golden Nugget, Inc.	B3	B-
1,834,127			Term Loan, 2.320%, maturing June 30, 2014			1,118,818
1,046,326			Term Loan, 2.476%, maturing June 30, 2014			638,259
			Green Valley Ranch Gaming, LLC	Caa3	CCC+
1,415,455			Term Loan, 3.459%, maturing February 16, 2014			796,193
			Green Valley Ranch Gaming, LLC	Ca	CC
750,000			Term Loan, 3.599%, maturing August 16, 2014			90,000
			Harrahs Operating Company, Inc.	Caa1	B-
1,485,000			Term Loan, 4.088%, maturing January 28, 2015			1,148,223
1,980,000			Term Loan, 4.090%, maturing January 28, 2015			1,529,550
			Isle of Capri Casinos, Inc.	B1	B+
853,237		(5)	Term Loan, 2.970%, maturing November 25, 2013			726,318

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
$1,207,973	(5)	Term Loan, 2.069%, maturing July 26, 2014			$1,028,287
3,019,932	(5)	Term Loan, 2.970%, maturing July 26, 2014			2,570,717
		Las Vegas Sands, LLC	B3	B-
1,588,000		Term Loan, 2.070%, maturing May 23, 2014			1,147,330
6,288,000		Term Loan, 2.070%, maturing May 23, 2014			4,543,080
		New World Gaming Partners, Ltd.	B1	B+
708,333		Term Loan, 3.708%, maturing September 30, 2014			430,903
3,497,396		Term Loan, 3.708%, maturing September 30, 2014			2,127,581
		Seminole Tribe of Florida	Baa3	BBB
16,574		Term Loan, 2.750%, maturing March 05, 2014			15,476
		VML US Finance, LLC	B3	B-
867,738		Term Loan, 2.570%, maturing May 25, 2012			733,238
1,932,262		Term Loan, 2.570%, maturing May 25, 2013			1,632,762
2,000,000		Term Loan, 2.570%, maturing May 25, 2013			1,690,000
					26,201,358
Healthcare, Education and Childcare: 18.0%
		Accellent, Inc.	B2	B+
1,908,120		Term Loan, 3.174%, maturing November 22, 2012			1,660,064
		AGA Medical Corporation	B1	BB-
1,632,209		Term Loan, 2.695%, maturing April 28, 2013			1,375,136
		Catalent Pharma Solutions	Ba3	BB-
6,462,667		Term Loan, 2.569%, maturing April 10, 2014			5,065,115
		CHG Medical Staffing, Inc.	Ba3	B+
400,000		Term Loan, 1.095%, maturing January 08, 2013			354,000
1,519,000		Term Loan, 2.813%, maturing January 08, 2013			1,344,315
		CHS/Community Health Systems, Inc.	Ba3	BB
1,825,546		Term Loan, 2.569%, maturing July 25, 2014			1,625,773
35,819,740		Term Loan, 2.898%, maturing July 25, 2014			31,899,914
		Concentra Operating Corporation	B1	B+
1,965,000		Term Loan, 3.470%, maturing June 25, 2014			1,572,000
		CRC Health Corporation	Ba3	BB-
926,091		Term Loan, 3.470%, maturing February 06, 2013			703,830
969,117		Term Loan, 3.470%, maturing February 06, 2013			736,529
		Education Management Corporation	B2	B+
4,146,885		Term Loan, 3.000%, maturing June 01, 2013			3,738,860
		Emdeon Business Services, LLC	B1	BB-
2,291,432		Term Loan, 2.847%, maturing November 16, 2013			2,151,082
		EMSC, L.P.	Ba1	BB+
2,876,253		Term Loan, 2.415%, maturing February 10, 2012			2,660,534

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		Gambro	NR	NR
SEK	2,111,070	Term Loan, 3.868%, maturing June 05, 2014			$205,787
SEK	2,146,343	Term Loan, 3.868%, maturing June 05, 2014			209,225
$646,459		Term Loan, 4.266%, maturing June 05, 2014			478,178
SEK	2,146,343	Term Loan, 4.368%, maturing June 05, 2015			209,225
SEK	2,111,070	Term Loan, 4.368%, maturing June 05, 2015			205,787
$646,459		Term Loan, 4.766%, maturing June 05, 2015			478,178
		Harlan Sprague Dawley, Inc.	B2	BB-
2,474,375		Term Loan, 2.849%, maturing July 14, 2014			2,015,069
		Harrington Holdings, Inc.	B1	BB-
2,398,833		Term Loan, 2.569%, maturing December 28, 2013			2,043,007
		HCA, Inc.	Ba3	BB
20,481,708		Term Loan, 3.470%, maturing November 18, 2013			18,292,726
		Health Management Associates, Inc.	B1	BB-
1,659,797		Term Loan, 2.970%, maturing February 28, 2014			1,442,571
		Iasis Healthcare, LLC	Ba2	B+
144,841		Term Loan, 2.313%, maturing March 14, 2014			130,646
539,079		Term Loan, 2.319%, maturing March 14, 2014			486,250
1,557,836		Term Loan, 2.319%, maturing March 14, 2014			1,405,168
		IM US Holdings, LLC	Ba3	BB
1,927,690		Term Loan, 2.734%, maturing June 26, 2014			1,787,932
		Life Technologies Corporation	Baa3	BBB-
1,741,250		Term Loan, 5.250%, maturing November 20, 2015			1,742,121
		Multiplan, Inc.	B1	B+
1,163,245		Term Loan, 2.875%, maturing April 12, 2013			1,048,375
		National Mentor, Inc.	B1	B+
1,964,586		Term Loan, 3.220%, maturing June 29, 2013			1,650,252
117,736		Term Loan, 5.570%, maturing June 29, 2013			98,898
		Nycomed	NR	NR
EUR	535,383	Term Loan, 3.781%, maturing December 29, 2014			618,393
EUR	1,397,300	Term Loan, 3.781%, maturing December 29, 2014			1,613,947
EUR	86,211	Term Loan, 3.781%, maturing December 29, 2014			99,578
EUR	54,917	Term Loan, 3.781%, maturing December 29, 2014			63,432
EUR	388,312	Term Loan, 3.781%, maturing December 29, 2014			448,519
EUR	535,383	Term Loan, 4.531%, maturing December 29, 2015			618,393
EUR	1,397,300	Term Loan, 4.531%, maturing December 29, 2015			1,613,947

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
EUR	86,211	Term Loan, 4.531%, maturing December 29, 2015			$99,578
EUR	54,917	Term Loan, 4.531%, maturing December 29, 2015			63,432
EUR	388,312	Term Loan, 4.531%, maturing December 29, 2015			448,519
		Orthofix International/Colgate Medical	B1	BB+
$1,605,303		Term Loan, 7.175%, maturing September 22, 2013			1,529,051
		Quintiles Transnational Corporation	B1	BB
2,930,903		Term Loan, 2.883%, maturing March 31, 2013			2,692,768
		Renal Advantage, Inc.	B1	B+
3,228,054		Term Loan, 3.704%, maturing October 05, 2012			2,945,600
		Rural/Metro Operating Company, LLC	Ba2	BB-
776,470		Term Loan, 3.901%, maturing March 04, 2011			745,411
519,127		Term Loan, 3.960%, maturing March 04, 2011			498,362
		Sterigenics International, Inc.	B3	B+
1,860,345		Term Loan, 3.587%, maturing November 21, 2013			1,637,103
		Stiefel Laboratories, Inc.	B1	BB-
894,789		Term Loan, 3.389%, maturing December 28, 2013			884,723
684,400		Term Loan, 3.389%, maturing December 30, 2013			676,700
		Sun Healthcare Group, Inc.	Ba2	B+
934,638		Term Loan, 3.175%, maturing April 21, 2014			829,492
217,241		Term Loan, 3.220%, maturing April 21, 2014			192,802
		Surgical Care Affiliates, LLC	Ba3	B
2,947,500		Term Loan, 3.220%, maturing December 29, 2014			2,527,481
		Team Health, Inc.	B1	BB-
2,016,308		Term Loan, 2.853%, maturing November 23, 2012			1,713,862
		United Surgical Partners International, Inc.	Ba3	B
310,512		Term Loan, 2.320%, maturing April 19, 2014			280,496
1,643,871		Term Loan, 2.690%, maturing April 19, 2014			1,484,963
		Vanguard Health Holdings Company II, LLC	Ba3	B+
3,376,122		Term Loan, 2.569%, maturing September 23, 2011			3,217,866
		Viant Holdings, Inc.	Ba3	B+
722,037		Term Loan, 3.470%, maturing June 25, 2014			584,850
		VWR International, Inc.	B1	B+
1,500,000		Term Loan, 2.819%, maturing June 29, 2014			1,260,000
EUR	2,500,000	Term Loan, 3.441%, maturing June 29, 2014			2,915,137
					121,120,952

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings: 1.5%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 8.417%, maturing October 19, 2014			$750,869
EUR	1,250,000	Term Loan, 8.917%, maturing October 19, 2015			750,869
		Hilding Anders	NR	NR
SEK	17,864,613	Term Loan, 3.493%, maturing March 31, 2015			804,384
EUR	324,872	Term Loan, 3.943%, maturing April 25, 2015			175,634
		National Bedding Company	B1	BB-
$2,166,385		Term Loan, 2.344%, maturing February 28, 2013			1,538,133
		Simmons Company	B2	CC
5,942,562		Term Loan, 10.500%, maturing December 19, 2011			5,069,005
		Springs Window Fashions, LLC	B2	B+
1,334,075		Term Loan, 4.000%, maturing December 31, 2012			833,797
					9,922,691
Insurance: 1.9%
		AmWINS Group, Inc.	B2	B-
1,965,000		Term Loan, 3.438%, maturing June 08, 2013			1,198,650
		Applied Systems Inc.	B1	B-
1,256,850		Term Loan, 3.596%, maturing September 26, 2013			1,131,165
		Conseco, Inc.	Caa1	CCC
6,090,539		Term Loan, 6.500%, maturing October 10, 2013			3,654,323
		Crawford & Company	B1	BB-
1,826,264		Term Loan, 3.720%, maturing October 30, 2013			1,543,193
		Hub International, Ltd.	B2	B+
2,011,567		Term Loan, 3.720%, maturing June 13, 2014			1,692,230
452,139		Term Loan, 3.720%, maturing June 13, 2014			380,362
		Swett & Crawford	B3	B-
2,548,000		Term Loan, 2.569%, maturing April 03, 2014			1,503,320
		USI Holdings Corporation	B2	B
2,265,968		Term Loan, 3.970%, maturing May 05, 2014			1,688,147
					12,791,390
Leisure, Amusement, Entertainment: 5.4%
		24 Hour Fitness Worldwide, Inc	Ba3	B+
3,152,500		Term Loan, 3.258%, maturing June 08, 2012			2,206,750
		Alpha D2, Ltd.	NR	NR
1,680,428		Term Loan, 2.694%, maturing December 31, 2013			1,197,305
1,135,081		Term Loan, 2.694%, maturing December 31, 2013			808,746
		AMF Bowling Worldwide, Inc.	B1	CCC-
3,056,397		Term Loan, 3.733%, maturing June 08, 2013			2,017,222

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
			Cedar Fair, L.P.	Ba3	BB-
$6,659,895			Term Loan, 2.319%, maturing August 30, 2012			$6,278,736
			HIT Entertainment, Inc.	B1	B-
	1,940,892		Term Loan, 3.260%, maturing March 20, 2012			1,077,195
			Kerasotes Showplace Theater, LLC	B1	B-
	281,259		Term Loan, 4.875%, maturing October 28, 2011			217,976
	75,000		Revolver, 1.330%, maturing October 31, 2010			71,625
			Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	25,928,133	(5)	Term Loan, 3.569%, maturing April 08, 2012			15,038,317
	5,735,000		Term Loan, 3.569%, maturing April 08, 2012			3,326,300
			NEP II, Inc.	B1	B
	4,407,495		Term Loan, 2.559%, maturing February 16, 2014			3,878,595
						36,118,767
	Lodging: 1.0%
			Audio Visual Services Corporation	Ba3	B+
	985,000		Term Loan, 3.470%, maturing February 28, 2014			389,075
			Hotel Del Coronado	B1	B+
	16,400,000		Term Loan, 2.202%, maturing January 15, 2011			6,560,000
						6,949,075
	Machinery: 0.2%
			Kion Group	NR	NR
EUR	1,238,909		Term Loan, 2.941%, maturing December 23, 2014			799,657
EUR	1,145,833		Term Loan, 3.441%, maturing December 23, 2015			739,582
						1,539,239
Mining, Steel, Iron & Nonprecious Metals: 1.0%
			Continental Alloys & Services, Inc.	B3	B-
$481,875			Term Loan, 3.720%, maturing June 14, 2012			301,172
			Noranda Aluminum Acquisition Corporation	B2	CC
	645,663		Term Loan, 2.316%, maturing May 18, 2014			437,436
			Novelis	Ba3	BB
	1,228,125		Term Loan, 2.320%, maturing July 06, 2014			1,022,414
	2,701,901		Term Loan, 3.220%, maturing July 06, 2014			2,249,333
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	174,995		Term Loan, 2.319%, maturing May 08, 2014			157,204
	1,779,339		Term Loan, 2.683%, maturing May 08, 2014			1,598,439
			Tube City IMS Corporation	B1	B+
	1,311,081		Term Loan, 3.220%, maturing January 25, 2014			793,204
	162,162		Term Loan, 3.459%, maturing January 25, 2014			98,108
						6,657,310

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: 13.2%
		Atlantic Broadband	B1	BB-
$1,945,304		Term Loan, 3.470%, maturing September 01, 2011			$1,870,410
		Block Communications, Inc.	Ba1	BB
967,500		Term Loan, 3.220%, maturing December 22, 2011			836,888
		Bresnan Communications, LLC	B1	BB-
2,750,000		Term Loan, 3.070%, maturing March 29, 2014			2,526,562
1,250,000		Term Loan, 3.035%, maturing September 29, 2013			1,148,438
		Cequel Communications, LLC	B1	BB-
32,376,471		Term Loan, 2.397%, maturing November 05, 2013			29,381,647
		Cequel Communications, LLC	Caa1	B-
1,525,000		Term Loan, 4.911%, maturing May 05, 2014			1,249,309
	(2)	Charter Communications Operating, LLC	NR	D
11,011,389		Term Loan, 6.250%, maturing March 06, 2014			9,375,735
		CSC Holdings, Inc.	Baa3	BBB-
19,982,057		Term Loan, 2.095%, maturing March 29, 2013			18,823,717
		Insight Midwest Holdings, LLC	B1	B+
9,002,500		Term Loan, 2.410%, maturing April 07, 2014			8,349,819
		Knology, Inc.	B2	B
1,936,124		Term Loan, 2.668%, maturing June 30, 2012			1,732,831
		Mediacom Broadband, LLC	Ba3	BB-
8,212,970		Term Loan, 2.040%, maturing January 31, 2015			7,555,933
		San Juan Cable, LLC	B1	BB-
1,694,994		Term Loan, 2.420%, maturing October 31, 2012			1,428,032
		WideOpenWest Finance, LLC	B2	B-
5,833,333		Term Loan, 2.926%, maturing June 18, 2014			4,673,958
					88,953,279
Oil & Gas: 3.2%
		Alon USA	B1	BB
1,728,889		Term Loan, 2.645%, maturing June 22, 2013			946,567
216,111		Term Loan, 2.887%, maturing June 22, 2013			118,321
		CR Gas Storage	Ba3	BB-
95,962		Term Loan, 2.085%, maturing May 12, 2013			89,724
1,330,367		Term Loan, 2.099%, maturing May 12, 2013			1,243,893
142,407		Term Loan, 2.099%, maturing May 12, 2013			133,151
		Hercules Offshore, LLC	Ba3	BB-
1,994,924		Term Loan, 2.960%, maturing July 11, 2013			1,615,888
		McJunkin Corporation	B1	B+
2,643,805		Term Loan, 4.470%, maturing January 31, 2014			2,383,390

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: (continued)
			MEG Energy	B1	BB+
$1,725,572		(5)	Term Loan, 3.220%, maturing April 03, 2013			$1,495,856
	1,758,928	(5)	Term Loan, 3.220%, maturing April 03, 2013			1,524,771
			Pine Prairie Energy Center	B1	B-
	490,000		Term Loan, 2.820%, maturing December 31, 2013			392,000
			SG Resources Mississippi, LLC	B1	BB
	2,481,250		Term Loan, 2.194%, maturing April 02, 2014			1,985,000
			Targa Resources, Inc.	Ba3	B+
	2,820,392		Term Loan, 2.330%, maturing October 31, 2012			2,624,979
	1,039,832		Term Loan, 3.345%, maturing October 31, 2012			967,786
			Western Refining, Inc.	B3	BB-
	6,554,709		Term Loan, 8.250%, maturing May 30, 2014			6,115,543
						21,636,869
Other Broadcasting and Entertainment: 1.0%
			Deluxe Entertainment Services Group, Inc.	Ba3	B-
	2,126,965		Term Loan, 2.940%, maturing May 11, 2013			1,648,397
	208,547		Term Loan, 3.470%, maturing May 11, 2013			161,624
	118,110		Term Loan, 3.709%, maturing May 11, 2013			91,535
			Getty Images, Inc.	Ba2	BB
	987,500		Term Loan, 6.250%, maturing July 02, 2015			960,549
			VNU	Ba3	B+
	4,639,914		Term Loan, 2.382%, maturing August 09, 2013			4,117,924
						6,980,029
Other Telecommunications: 2.7%
			Asurion Corporation	B1	B-
	5,250,000		Term Loan, 3.635%, maturing July 03, 2014			4,753,875
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,683,863		Term Loan, 2.816%, maturing September 30, 2014			1,735,680
EUR	1,684,092		Term Loan, 3.066%, maturing September 30, 2015			1,735,916
			Cavalier Telephone	Caa1	B-
$2,352,220			Term Loan, 9.500%, maturing December 31, 2012			1,313,322
			Consolidated Communications	B1	B+
	1,000,000		Term Loan, 2.820%, maturing December 31, 2014			813,750
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,828,855		Term Loan, 4.750%, maturing June 01, 2014			1,490,807
			Kentucky Data Link, Inc.	B1	B-
	2,702,041		Term Loan, 2.569%, maturing February 26, 2014			2,445,347
			One Communications	B2	CCC+
	3,603,344		Term Loan, 4.399%, maturing October 31, 2012			2,720,525

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
		PAETEC Holding Corporation	B1	B
$427,381		Term Loan, 2.819%, maturing February 28, 2013			$389,184
		U.S. Telepacific Corporation	B1	CCC
1,475,007		Term Loan, 4.866%, maturing August 04, 2011			1,065,692
					18,464,098
Personal & Nondurable Consumer Products: 3.8%
		Advantage Sales and Marketing	B1	B-
2,799,659		Term Loan, 2.400%, maturing March 29, 2013			2,585,017
		Bushnell Performance Optics	Ba3	B-
1,690,355		Term Loan, 4.970%, maturing August 24, 2013			1,208,604
		Fender Musical Instruments Corporation	B2	B+
1,157,917		Term Loan, 2.670%, maturing June 09, 2014			729,488
2,292,500		Term Loan, 3.470%, maturing June 09, 2014			1,444,275
		Gibson Guitar Corporation	B2	B+
440,487		Term Loan, 3.470%, maturing December 29, 2013			376,616
		Huish Detergents, Inc.	Ba3	BB
1,657,813		Term Loan, 2.070%, maturing April 26, 2014			1,531,405
		Information Resources, Inc.	B1	B-
341,976		Term Loan, 2.437%, maturing May 16, 2014			299,229
		Jarden Corporation	Ba2	BB
4,620,190		Term Loan, 2.970%, maturing January 24, 2012			4,379,557
552,161		Term Loan, 2.970%, maturing January 24, 2012			523,403
		KIK Custom Products, Inc.	B3	CCC+
72,073		Term Loan, 2.560%, maturing May 31, 2014			46,127
420,427		Term Loan, 2.570%, maturing May 31, 2014			269,073
		Mega Bloks, Inc.	Caa3	CCC
962,500		Term Loan, 9.750%, maturing July 26, 2012			344,094
	(2)	Norwood Promotional Products	NR	NR
28,265,901	(3)	Term Loan, 0.000%, maturing August 16, 2011			8,575,874
	(2)	Spectrum Brands, Inc.	NR	NR
44,301		Term Loan, 5.205%, maturing March 30, 2013			36,859
872,911		Term Loan, 6.250%, maturing March 30, 2013			726,262
		Totes Isotoner Corporation	B1	B-
339,429		Term Loan, 2.836%, maturing January 31, 2013			180,746
		Yankee Candle Company, Inc.	Ba3	BB-
2,550,705		Term Loan, 3.207%, maturing February 06, 2014			2,191,481
					25,448,110

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: 2.1%
		Acosta, Inc.	B1	B
$2,917,500		Term Loan, 2.570%, maturing July 28, 2013			$2,684,100
		Arbys Restaurant Group, Inc.	Ba2	BB
3,789,498		Term Loan, 7.250%, maturing July 25, 2013			3,678,181
		Culligan International Company	B2	B-
976,226		Term Loan, 2.926%, maturing November 24, 2012			523,908
		Dennys, Inc.	Ba2	BB
555,000		Term Loan, 2.444%, maturing March 31, 2012			516,150
631,646		Term Loan, 3.662%, maturing March 31, 2012			587,431
		N.E.W. Customer Services Companies, Inc.	B1	B+
3,069,750		Term Loan, 3.157%, maturing May 22, 2014			2,555,567
		OSI Restaurant Partners, Inc.	B3	B+
372,420		Term Loan, 3.688%, maturing June 14, 2013			277,453
4,129,457		Term Loan, 2.625%, maturing June 14, 2014			3,076,446
		Seminole Hard Rock Entertainment	B1	BB
750,000		Floating Rate Note, 4.496%, maturing March 15, 2014			517,500
					14,416,736
Printing & Publishing: 7.9%
		American Achievement Corporation	B1	B
302,430		Term Loan, 6.251%, maturing March 25, 2011			260,090
	(2)	Ascend Media Holdings, LLC	B3	B
888,941	(3)	Term Loan, 2.750%, maturing January 31, 2012			248,903
		Black Press, Ltd.	B1	B-
1,163,950		Term Loan, 2.674%, maturing August 02, 2013			355,005
706,684		Term Loan, 2.674%, maturing August 02, 2013			215,539
		Canwest Media, Inc.	B3	D
735,000		Term Loan, 4.250%, maturing July 13, 2014			292,162
		Caribe Information Investments, Inc.	B1	B
1,624,516		Term Loan, 2.651%, maturing March 31, 2013			832,564
		Cengage Learning, Inc.	B1	B+
222,222		Revolver, 0.676%, maturing July 05, 2013			183,333
5,051,856		Term Loan, 2.820%, maturing July 03, 2014			3,972,810
		Cenveo Corporation	Ba3	BB-
29,069		Term Loan, 5.727%, maturing June 21, 2013			26,561
1,798,631		Term Loan, 5.727%, maturing June 21, 2013			1,643,499
	(2)	Dex Media West, LLC	B3	D
5,250,000	(5)	Term Loan, 7.000%, maturing October 24, 2014			4,335,623

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
			Flint Group	NR	NR
$353,279			Term Loan, 4.013%, maturing December 31, 2014			$217,856
841,151			Term Loan, 4.013%, maturing December 31, 2014			518,710
1,277,104			Term Loan, 4.013%, maturing December 31, 2015			787,548
EUR	666,667		Term Loan, 3.945%, maturing May 29, 2015			581,065
$2,333,333			Term Loan, 4.013%, maturing May 29, 2015			1,438,890
			Hanley Wood, LLC	B2	B-
2,690,339			Term Loan, 2.588%, maturing March 08, 2014			1,005,514
		(2)	Idearc, Inc.	NR	D
21,188,437		(3)(5)	Term Loan, 6.250%, maturing November 17, 2014			8,460,246
			Intermedia Outdoor, Inc.	NR	NR
1,612,875			Term Loan, 4.220%, maturing January 31, 2013			806,437
			Mediannuaire Holding	NR	NR
EUR	581,289		Term Loan, 3.913%, maturing April 10, 2016			451,877
EUR	581,289		Term Loan, 4.413%, maturing April 10, 2016			451,877
			Merrill Communications, LLC	B1	B
$2,862,954			Term Loan, 3.047%, maturing December 24, 2012			1,903,864
			Nelson Canada	Ba3	B
3,940,000			Term Loan, 3.720%, maturing July 05, 2014			2,265,500
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 2.364%, maturing November 22, 2013			942,385
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 5.545%, maturing February 05, 2013			10,013,172
			Prism Business Media Holdings/
			Penton Media, Inc.	Caa1	B-
$1,666,000			Term Loan, 3.219%, maturing February 01, 2013			1,012,095
		(2)	R.H. Donnelley Corporation	B3	D
5,298,958		(5)	Term Loan, 3.095%, maturing June 30, 2011			4,133,187
			Readers Digest	Caa2	CCC
EUR	742,087		Term Loan, 3.273%, maturing March 02, 2014			430,035
$4,287,500			Term Loan, 3.287%, maturing March 02, 2014			1,843,625
			Source Media, Inc.	B1	B
2,743,380			Term Loan, 5.320%, maturing November 08, 2011			1,440,274
			Thomas Nelson Publishers	B1	B
1,849,332			Term Loan, 8.750%, maturing June 12, 2012			684,253
		(2)	Tribune Company	NR	D
1,491,225		(3)	Term Loan, 5.250%, maturing June 04, 2014			461,451
			Yell Group, PLC	NR	NR
2,000,000			Term Loan, 3.319%, maturing October 27, 2012			1,325,000
						53,540,950

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: 5.7%
			Citadel Broadcasting Corporation	Caa2	NR
$9,600,000			Term Loan, 2.953%, maturing June 12, 2014			$4,512,000
			CMP KC, LLC	NR	NR
	1,345,663		Term Loan, 4.405%, maturing May 03, 2011			127,838
			CMP Susquehanna Corporation	Caa3	CCC+
	6,615,582		Term Loan, 2.367%, maturing May 05, 2013			3,305,032
			Cumulus Media, Inc.	Caa1	B
	5,097,090	(5)	Term Loan, 2.099%, maturing June 11, 2014			3,007,283
			CW Media Holdings, Inc.	B3	B+
	2,708,750		Term Loan, 4.470%, maturing February 16, 2015			2,295,666
			Emmis Communication	Ca	CCC+
	1,157,569		Term Loan, 3.077%, maturing November 01, 2013			714,799
			FoxCo Acquisition, LLC	B2	B
	1,122,391		Term Loan, 6.513%, maturing July 14, 2015			726,748
			Local TV Finance, LLC	B2	B-
	2,842,627		Term Loan, 2.320%, maturing May 07, 2013			1,449,740
			Nexstar Broadcasting Group	B1	B+
	2,220,380		Term Loan, 2.789%, maturing October 01, 2012			1,532,062
	2,347,261		Term Loan, 2.970%, maturing October 01, 2012			1,619,610
			Nextmedia Operating, Inc.	Caa2	CCC+
	408,622		Term Loan, 5.250%, maturing November 15, 2012			204,311
	919,398		Term Loan, 6.250%, maturing November 15, 2012			459,699
		(2)	Paxson Communications	NR	D
	4,500,000	(3)	Term Loan, 4.344%, maturing January 15, 2012			1,186,875
			Regent Communications	Caa1	CCC
	1,387,663		Term Loan, 5.470%, maturing November 21, 2013			593,226
			Spanish Broadcasting Systems	Caa3	CCC+
	2,990,483		Term Loan, 2.970%, maturing June 11, 2012			1,532,623
			Univision Communications, Inc.	B2	B-
	21,999,786		Term Loan, 2.569%, maturing September 29, 2014			15,152,352
						38,419,864
Retail Stores: 8.6%
			Amscan Holdings, Inc.	B1	B
	1,470,000		Term Loan, 3.533%, maturing May 25, 2013			1,297,275
			CBR Fashion Holding	NR	NR
EUR	460,000		Term Loan, 3.316%, maturing April 19, 2016			379,371
EUR	500,000		Term Loan, 3.066%, maturing April 20, 2015			412,359
			Claires Stores, Inc.	Caa2	B-
$3,000,000		(5)	Term Loan, 3.348%, maturing December 31, 2014			1,695,939

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Dollar General Corporation	Ba3	BB-
$8,500,000		Term Loan, 3.438%, maturing July 07, 2014			$8,008,216
		Dollarama Group, L.P	Ba1	BB-
2,216,228		Term Loan, 2.789%, maturing November 18, 2011			2,127,579
		General Nutrition Centers, Inc.	B1	B-
2,512,632		Term Loan, 3.257%, maturing September 16, 2013			2,179,708
		Guitar Center, Inc.	B3	B-
4,957,615		Term Loan, 3.822%, maturing October 09, 2014			3,619,059
		Harbor Freight Tools USA, Inc.	B1	B+
6,036,650		Term Loan, 9.750%, maturing February 12, 2013			5,131,153
		Michaels Stores, Inc.	B3	B
4,594,909		Term Loan, 2.679%, maturing October 31, 2013			3,316,950
		Nebraska Book Company, Inc.	Ba3	B
2,357,451		Term Loan, 7.769%, maturing March 04, 2011			2,216,004
		Neiman Marcus Group, Inc.	B3	BB-
7,299,578		Term Loan, 2.945%, maturing April 06, 2013			5,181,182
		Oriental Trading Company, Inc.	Caa1	CCC
2,370,274		Term Loan, 9.750%, maturing July 31, 2013			1,552,530
		Petco Animal Supplies, Inc.	B1	B+
5,009,687		Term Loan, 3.122%, maturing October 25, 2013			4,682,495
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 3.107%, maturing September 22, 2014			1,308,197
GBP	1,545,301	Term Loan, 3.857%, maturing September 22, 2015			1,251,177
		Rite Aid	B3	B+
$4,950,000		Term Loan, 2.094%, maturing June 04, 2014			4,025,409
398,000		Term Loan, 6.000%, maturing June 04, 2014			334,121
		Sally Holding, LLC	B2	BB
2,405,898		Term Loan, 2.712%, maturing November 16, 2013			2,245,648
		Sports Authority	B3	B-
972,500		Term Loan, 3.158%, maturing May 03, 2013			478,146
		Toys “R” Us, Inc.	B2	BB-
3,368,159		Term Loan, 4.566%, maturing July 19, 2012			2,745,050
		Vivarte	NR	NR
EUR	1,966,980	Term Loan, 2.894%, maturing March 09, 2015			1,803,608
EUR	1,966,980	Term Loan, 3.394%, maturing March 08, 2016			1,803,608
					57,794,784

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
	Satellite: 0.6%
		Intelsat Corporation	B1	BB-
	$1,380,499	Term Loan, 2.914%, maturing January 03, 2014			$1,267,686
	1,380,499	Term Loan, 2.914%, maturing January 03, 2014			1,267,686
	1,380,919	Term Loan, 2.914%, maturing January 03, 2014			1,268,072
					3,803,444
Telecommunications Equipment: 1.5%
		CommScope, Inc.	Ba3	BB
	782,114	Term Loan, 3.720%, maturing December 27, 2014			742,519
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.673%, maturing March 10, 2014			5,641,797
		Sorenson Communications, Inc.	Ba2	B
	$4,456,611	Term Loan, 2.820%, maturing August 16, 2013			3,980,310
					10,364,626
	Utilities: 7.3%
		Boston Generating, LLC	B3	CCC+
	256,593	Revolver, 3.470%, maturing December 20, 2013			176,641
	6,981,446	Term Loan, 2.569%, maturing December 20, 2013			4,806,090
	1,916,404	Term Loan, 3.345%, maturing December 20, 2013			1,319,270
		Calpine Corporation	B2	B+
	1,522,500	Revolver, 3.070%, maturing March 29, 2014			1,106,351
	4,452,580	Term Loan, 4.095%, maturing March 29, 2014			3,857,047
		Coleto Creek WLE, L.P.	B1	BB-
	1,125,000	Revolver, 1.078%, maturing June 30, 2011			877,500
	2,463,421	Term Loan, 3.714%, maturing June 28, 2013			1,921,469
	437,602	Term Loan, 4.070%, maturing June 28, 2013			341,330
		FirstLight Power Resources, Inc.	B1	B+
	2,635,312	Term Loan, 3.750%, maturing November 01, 2013			2,373,976
	906,823	Term Loan, 3.750%, maturing November 01, 2013			816,896
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 5.750%, maturing May 01, 2014			434,991
		Infrastrux Group, Inc.	B2	B
	4,170,110	Term Loan, 4.569%, maturing November 05, 2012			3,690,547
		MACH Gen, LLC	B2	BB-
	444,571	Term Loan, 3.482%, maturing February 22, 2013			381,590

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
		NRG Energy, Inc.	Ba1	BB+
$2,789,779		Term Loan, 2.720%, maturing February 01, 2013			$2,592,461
	7,557,512	Term Loan, 2.820%, maturing February 01, 2013			7,022,976
		Texas Competitive Electric
		Holdings Company, LLC	B1	B+
	2,968,590	Term Loan, 3.881%, maturing October 10, 2014			2,040,493
	5,910,000	Term Loan, 3.881%, maturing October 10, 2014			4,097,846
	6,453,595	Term Loan, 3.881%, maturing October 10, 2014			4,440,480
		TPF Generation Holdings, LLC	Ba3	BB
	2,256,937	Term Loan, 2.319%, maturing December 15, 2013			2,098,548
	1,431,519	Term Loan, 3.459%, maturing December 15, 2013			1,331,057
		TPF Generation Holdings, LLC	B3	B+
	1,500,000	Term Loan, 4.569%, maturing December 15, 2014			1,210,000
		Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 5.192%, maturing December 19, 2012			1,136,479
EUR	1,072,386	Term Loan, 5.349%, maturing December 19, 2012			990,263
					49,064,301
		Total Senior Loans
		(Cost $1,190,634,902)			904,594,442
Other Corporate Debt: 1.0%
	Automobile: 1.0%
		Avis Budget Car Rental	Caa1	CCC-
$750,000		Floating Rate Note, 3.383%, maturing May 15, 2014			472,500
		Navistar International Corporation	NR	BB-
	1,800,000	Unsecured Term Loan, 3.589%, maturing January 19, 2012			1,515,215
	4,950,000	Unsecured Term Loan, 3.510%, maturing January 19, 2012			4,166,841
		Flextronics International, Ltd.	Ba1	BB+
	683,155	Unsecured Term Loan, 3.083%, maturing October 01, 2014			552,331
	195,837	Unsecured Term Loan, 3.381%, maturing October 01, 2014			158,334
		Total Other Corporate Debt
		Cost ($8,373,659)			6,865,221

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

Equities And Other Assets: 0.3%

Market
		Description		Value USD
(1), (@), (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@), (R)		Block Vision Holdings Corporation (571 Common Shares)		—
(2), (@), (R)		Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)		—
(2), (@), (R)		Cedar Chemical (Liquidation Interest)		—
(@), (R)		Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)		Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@)		Humphrey’s, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(2), (@), (R)		Norwood Promotional Products, Inc. (Contingent Value Rights)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)		Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)		TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		Promotional Holdings, Inc. (Escrow Interest in Norwood Promotional Products, Inc.)		1,176,353
		Total for Equities and Other Assets (Cost $2,792,629)		1,638,835
		Total Investments (Cost $1,201,801,190)**	135.6%	$913,098,498
		Other Assets and Liabilities — Net	(35.6)	(239,652,335)
		Net Assets	100.0%	$673,446,163

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Bank Loans rated below Baa are considered to be below investment grade.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,203,774,976.

Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$1,466,659
	Gross Unrealized Depreciation	(292,143,137)
	Net Unrealized Depreciation	$(290,676,478)

Fair Value Measurements*

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Senior Loans	$—	$887,448,299	$17,146,143
Other Corporate Debt	—	6,865,221	—
Equities and Other Assets	—	—	1,638,835
Total	$—	$894,313,520	$18,784,978
Other Financial Instruments**	—	(5,932,792)	—
Total	$—	$(5,932,792)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See note 2 in the Notes to Financial Statements for additional information.
**

Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2009:

						Net
						Transfers
	Beginning	Net	Accrued	Total		In/(Out)	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	of	Balance at
	2/28/09	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	05/31/09
Senior Loans	$24,595,232	$—	$654,539	$—	$(8,103,628)	$—	$17,146,143
Other Corporate
Debt	—	—	—	—	—	—	—
Equities and
Other Assets	462,482	1,212,069	—	—	(35,716)	—	1,638,835
Other Financial
Instruments**	—	—	—	—	—	—	—
Total	$25,057,714	$1,212,069	$654,539	$—	$(8,139,344)	$—	$18,784,978

For the three months ended May 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(8,139,344). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**

Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
			USD
Australian Dollar
AUD 4,200,000	Sell	06/15/09	$2,720,046	$3,353,049	$(633,003)

Australian Dollar
AUD 3,800,000	Sell	07/15/09	2,882,566	3,027,134	(144,568)

Australian Dollar
AUD 4,470,000	Sell	08/14/09	3,393,825	3,553,219	(159,394)

Euro
EUR 15,930,000	Sell	06/15/09	20,433,448	22,513,315	(2,079,867)

Euro
EUR 9,050,000	Sell	07/15/09	12,214,770	12,787,027	(572,257)

Euro
EUR 9,050,000	Sell	08/14/09	12,315,964	12,783,703	(467,739)

British Pound Sterling
GBP 4,895,000	Sell	06/15/09	6,785,075	7,899,944	(1,114,869)

British Pound Sterling
GBP 3,322,500	Sell	07/15/09	5,029,036	5,361,506	(332,470)

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
British Pound Sterling
GBP 3,322,500	Sell	08/14/09	5,028,637	5,360,821	(332,184)

Sweden Kronor
SEK 3,020,000	Sell	06/15/09	344,049	397,973	(53,924)

Sweden Kronor
SEK 5,330,000	Sell	07/15/09	681,054	702,318	(21,264)

Sweden Kronor
SEK 5,330,000	Sell	08/14/09	681,020	702,273	(21,253)
			$72,509,490	$78,442,282	$(5,932,792)

For the three months ended May 31, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Trust’s Statement of Operations. For additional information on the reason(s) why the Trust may enter into forward foreign currency contracts and the risks associated with these contracts, please refer to Note 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 29, 2009